Restructuring - Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended				18 Months Ended	51 Months Ended
	Sep. 30, 2024 business	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
Restructuring Cost and Reserve [Line Items]
Number of business disposed | business	2
Restructuring expense, net			$ 28	$ 39	$ 13
Restructuring costs						$ 98
OPtiMa 3.0
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated, period percent	3.00%
OPtiMa 3.1
Restructuring Cost and Reserve [Line Items]
Restructuring expense, net			(1)	38
Restructuring costs			29	0		37
OPtiMa 3.2
Restructuring Cost and Reserve [Line Items]
Restructuring expense, net			29	0
Restructuring costs						$ 29
OPtiMa 3.2 | Forecast
Restructuring Cost and Reserve [Line Items]
Other restructuring costs		$ 3
2021 Italian Workforce Redundancies
Restructuring Cost and Reserve [Line Items]
Restructuring expense, net			$ 0	$ 0	$ 13
Restructuring costs							$ 32
2021 Italian Workforce Redundancies | Minimum
Restructuring Cost and Reserve [Line Items]
Period of continuing involvement			1 year
2021 Italian Workforce Redundancies | Maximum
Restructuring Cost and Reserve [Line Items]
Period of continuing involvement			3 years